Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Russell 2500® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.90%	8.08%	9.45%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.43%	7.58%	9.46%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.43%	6.03%	7.74%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.36%	5.95%	7.40%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.19%	7.68%	9.09%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		17.64%	8.79%	10.21%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	8.71%	10.17%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		17.65%	8.83%	10.25%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.